UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PORT-P

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

9311 E. Via De Ventura, Suite 105

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

The Corporation Trust Company
Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Registrant’s telephone number, including area code: (800) 711-9164

Date of fiscal year end: 12/31/2024

Date of reporting period: 03/31/2024

IDX FUNDS

IDX Risk-Managed Bitcoin Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

MARCH 31, 2024

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 104.40%
	MONEY MARKET FUNDS - 104.40%
19,484,017	First American Government Obligations Fund, Class X (a)	5.236	5/1/2024	19,484,017
	TOTAL SHORT TERM INVESTMESTS - (Cost $19,484,017)			19,484,017

	TOTAL INVESTMENTS - 104.40% - (Cost $19,484,017)			19,484,017
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.40)% (c)			(822,184)
	NET ASSETS - 100.00%			$18,661,833

(a)	Fair Value of this security exceeds 25% of the Fund’s net assets.

(b)	The rate shown represents the seven day effective yield at March 31, 2024.

(c)	Deposits with broker pledged as collateral for derivative contracts.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

March 31, 2024

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a)	62.00	4/29/2024	$22,174,300	$1,668,266	$-
TOTAL PURCHASE CONTRACTS				1,668,266	-

TOTAL FUTURES CONTRACTS				$1,668,266	$-

NET UNREALIZED APPRECIATION					$1,668,266

(a)	All or a portion of this investment is a holding of IDX Risk-Managed Bitcoin Strategy Subsidiary.

CME - Chicago Mercantile Exchange

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Shares				Fair Value
	EXCHANGE TRADED FUNDS - 45.18%
	COMMODITIES - 11.64%
95,000	Global X Uranium ETF			$2,735,525
100,000	VanEck Gold Miners ETF			3,162,500
				5,898,025

	CORPORATE - 14.66%
30,000	iShares iBoxx USD Investment Grade Corporate Bond ETF			3,267,750
6,108	iShares J.P. Morgan EM High Yield Bond ETF			228,745
60,000	Simplify MBS ETF			3,054,300
21,000	WisdomTree Emerging Markets High Dividend Fund			878,535
				7,429,330

	ENERGY - 3.34%
22,000	VanEck Energy Income ETF			1,690,590

	EQUITY - 1.72%
19,500	iShares Emerging Markets Equity Factor ETF			868,823

	GLOBAL - 2.82%
30,000	iShares Global Infrastructure ETF			1,429,350

	GOVERNMENT - 4.97%
13,585	Invesco Emerging Markets Sovereign Debt ETF			277,745
20,100	SPDR Bloomberg 1-3 Month T-Bill ETF			1,845,281
6,185	Vanguard Emerging Markets Government Bond ETF			394,943
				2,517,969

	MASTER LIMITED PARTNERSHIPS - 4.28%
45,000	Global X MLP ETF			2,170,350

	SMALL-CAP - 1.75%
17,400	WisdomTree Emerging Markets SmallCap Dividend Fund			885,051

	TOTAL EXCHANGE TRADED FUNDS - (Cost $21,931,750)			22,889,488

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 44.96%
	MONEY MARKET FUNDS - 44.96%
22,775,067	First American Government Obligations Fund, Class X (a) (b)	5.236	5/1/2024	22,775,067

	TOTAL SHORT TERM INVESTMESTS - (Cost $22,775,067)			22,775,067

	TOTAL INVESTMENTS - 90.14% - (Cost $44,706,817)			45,664,555
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.85% (c)			4,990,374
	NET ASSETS - 99.99%			$50,654,929

(a)	Fair Value of this security exceeds 25% of the Fund’s net assets.

(b)	The rate shown represents the seven day effective yield at March 31, 2024.

(c)	Deposits with broker pledged as collateral for derivative contracts.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

March 31, 2024

	Number of		Current Notional	Unrealized	Unrealized
	Contracts	Expiration Date	Amount	Appreciation	(Depreciation)
PURCHASE CONTRACTS
Cocoa Futures (a)	20.00	4/16/2024	$1,953,200	$780,128	$-
Coffee Futures (a)	51.00	4/19/2024	3,611,756	104,960	-
Copper Futures (a)	30.00	7/29/2024	3,029,250	-	(45,086)
Cotton Futures (a)	61.00	4/23/2024	2,787,090	-	(13,210)
Gold Futures (a)	18.00	6/26/2024	4,029,120	102,022	-
Lean Hog Futures (a)	100.00	4/16/2024	3,465,000	71,828	-
Live Cattle Futures (a)	81.00	4/30/2024	5,994,000	-	(113,412)
No. 11 Sugar Futures (a)	121.00	6/28/2024	3,001,768	68,305	-
TOTAL PURCHASE CONTRACTS				1,127,243	(171,708)

SALE CONTRACTS
Brent Crude Last Day Futures (a)	(2.00)	5/1/2024	(174,000)	-	(13,043)
Chicago SRW Wheat Futures (a)	(38.00)	7/12/2024	(1,093,925)	5,238	-
Corn Futures (a)	(46.00)	7/12/2024	(1,045,350)	-	(53,596)
Crude Oil Futures (a)	(3.00)	6/20/2024	(245,010)	-	(2,096)
Henry Hub Natural Gas Futures (a)	(35.00)	5/29/2024	(698,950)	23,705	-
NY Harbor ULSD Futures (a)	(1.00)	4/30/2024	(110,153)	590	-
RBOB Gasoline Futures (a)	(1.00)	4/30/2024	(114,265)	-	(6,827)
Soybean Futures (a)	(17.00)	7/12/2024	(1,024,463)	-	(37,020)
TOTAL SALES CONTRACTS				29,533	(112,582)

TOTAL FUTURES CONTRACTS				$1,156,776	$(284,290)

NET UNREALIZED APPRECIATION					$872,486

(a)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

Notes to the Consolidated Schedules of Investments (Unaudited)

March 31, 2024

INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

IDX Funds

Notes to the Consolidated Schedules of Investments (Unaudited)

March 31, 2024

INVESTMENT VALUATIONS (Continued)

The following table summarizes the IDX Managed-Risk Bitcoin Strategy Fund’s consolidated investments and other financial instruments as of March 31, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$19,484,017	$-	$-	$19,484,017
Total Investments	$19,484,017	$-	$-	$19,484,017

Other Financial Instruments
Futures Contracts
Unrealized appreciation of open futures contracts	$1,668,266	$-	$-	$1,668,266
Unrealized depreciation of open futures contracts	-	-	-	-
Total Futures Contracts	1,668,266	-	-	1,668,266
Total Other Financial Instruments	$1,668,266	$-	$-	$1,668,266

(a)	As of and during the period ended March 31, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All money market funds and future contracts held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedules of Investments.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

The following table summarizes the IDX Commodity Opportunities Fund’s consolidated investments and other financial instruments as of March 31, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$22,889,488	$-	$-	$22,889,488
Short-Term Investments (b)	22,775,067	-	-	22,775,067
Total Investments	$45,664,555	$-	$-	$45,664,555

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$1,156,776	$-	$-	$1,156,776
Unrealized depreciation of open futures contracts	(284,289)	-	-	(284,289)
Total Futures Contracts	$872,487	$-	$-	$872,487

(a)	As of and during the period ended March 31, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	Exchange traded funds, purchased options, short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

IDX FUNDS

9311 E. Via De Ventura

Suite 105

Scottsdale, AZ 85258

INVESTMENT ADVISER

IDX Advisors, LLC

9311 E. Via De Ventura

Suite 105

Scottsdale, AZ 85258

ADMINISTRATOR

Gryphon Fund Group, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

TRANSFER AGENT

Gryphon Fund Group, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, LTD

1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street

Cincinnati, OH 4520